Goodwill and Intangible Assets - Goodwill by Business Segment (Detail)		3 Months Ended	12 Months Ended
		Jun. 30, 2015 USD ($) reporting_unit	Dec. 31, 2015 USD ($) Segment reporting_unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill [Line Items]
Number of operating segments | Segment			3
Number of reporting units | reporting_unit		7	7
Goodwill impairment loss		$ 0
Amortization of intangible assets			$ 261,000,000	$ 298,000,000	$ 342,000,000
Goodwill [Roll Forward]
Beginning Balance			17,869,000,000	18,073,000,000
Acquisition/dispositions			(12,000,000)	39,000,000
Foreign currency translation			(236,000,000)	(245,000,000)
Other	[1]		(3,000,000)	2,000,000
Ending Balance			$ 17,618,000,000	17,869,000,000	18,073,000,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					8,000,000
Investment Management
Goodwill [Line Items]
Number of reporting units | Segment			2
Amortization of intangible assets	[2]		$ 97,000,000	118,000,000
Goodwill [Roll Forward]
Beginning Balance	[3]		9,328,000,000	9,446,000,000
Acquisition/dispositions	[3]		10,000,000	0
Foreign currency translation	[3]		(128,000,000)	(118,000,000)
Other	[1],[3]		(3,000,000)	0
Ending Balance	[3]		$ 9,207,000,000	9,328,000,000	9,446,000,000
Investment Services
Goodwill [Line Items]
Number of reporting units | Segment			4
Amortization of intangible assets			$ 162,000,000	175,000,000
Goodwill [Roll Forward]
Beginning Balance			8,467,000,000	8,550,000,000
Acquisition/dispositions			0	39,000,000
Foreign currency translation			(105,000,000)	(124,000,000)
Other	[1]		0	2,000,000
Ending Balance			$ 8,362,000,000	8,467,000,000	8,550,000,000
Other
Goodwill [Line Items]
Number of reporting units | Segment			1
Amortization of intangible assets	[2]		$ 2,000,000	5,000,000
Goodwill [Roll Forward]
Beginning Balance	[3]		74,000,000	77,000,000
Acquisition/dispositions	[3]		(22,000,000)	0
Foreign currency translation	[3]		(3,000,000)	(3,000,000)
Other	[1],[3]		0	0
Ending Balance	[3]		$ 49,000,000	$ 74,000,000	$ 77,000,000

[1]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.
[2]	Includes the reclassification of intangible assets associated with Meriten from Investment Management to the Other segment.
[3]	Includes the reclassification of goodwill associated with Meriten from Investment Management to the Other segment.